STARBOARD INVESTMENT TRUST

Cavalier Dynamic Growth Fund
Institutional Class Shares CDYGX
Class C Shares CADYX*
Class A Shares CDGAX
* Class C Shares were formerly known as the Advisor Class Shares

Supplement to the Prospectus

June 25, 2018
Effective June 7, 2018, Peak Capital Management, LLC became a sub-advisor to the Cavalier Dynamic Growth Fund (the "Fund").  The investment objective, principal investment strategies and principal risks of the Fund have not changed.
The following information replaces the section titled "Management" on page 19 of the Prospectus in its entirety:
MANAGEMENT
Investment Advisor. Cavalier Investments LLC serves as the Fund's investment advisor.
During part of the Fund's 2016 fiscal year, the Fund's investment adviser was FolioMetrix, LLC.
Investment Sub-Advisor:  Peak Capital Management, LLC serves as the Fund's investment sub-advisor.
Portfolio Managers:  The Fund's portfolio managers are Brian Lockhart and Clint Pekrul with Peak Capital Management, LLC and Scott Wetherington with Cavalier Investments.   Mr. Lockhart and Mr. Pekrul have provided services to the Fund since June 7, 2018 and Mr. Wetherington since December 20, 2017.
The following information replaces the section titled "Management of the Funds – Investment Advisor – Portfolio Managers" on page 88 of the Prospectus with respect to the Cavalier Dynamic Growth Fund in its entirety:
MANAGEMENT OF THE FUNDS
Cavalier Dynamic Growth Fund	Brian Lockhart (Peak Capital Management, LLC) Clint Pekrul (Peak Capital Management, LLC) Scott Wetherington (Cavalier Investments, LLC)

The following information replaces the section titled "Management of the Funds –Investment Sub-Advisors" on page 88 of the Prospectus with respect to the Cavalier Dynamic Growth Fund in its entirety:
INVESTMENT SUB-ADVISORS
Cavalier Dynamic Growth Fund
The investment sub-advisor for the Cavalier Dynamic Growth Fund is Peak Capital Management, LLC.  The Sub-Advisor is registered as an investment advisor with the SEC under the Advisers Act.
Peak Capital Management, LLC.  Located at 15455 Gleneagle Drive, Suite 100, Colorado Springs, CO  80921.  Peak Capital Management, LLC is a research-driven firm that utilizes a team approach to portfolio management.
The Sub-Advisor serves pursuant to an Investment Sub-Advisory Agreement with the Advisor as approved by the Trustees.  The Sub-Advisor, with oversight from the Advisor, makes day-to-day investment decisions for the Fund and selects broker-dealers for executing portfolio transactions, subject to the brokerage policies established by the Trustees.
Portfolio Managers.  The Fund's portfolio managers are Brian Lockhart and Clint Pekrul with Peak Capital Management, LLC and Scott Wetherington with Cavalier Investments.  Brian Lockhart and Clint Pekrul have provided services to the Fund since June 7, 2018 and Scott Wetherington since December 20, 2017.
Brian Lockhart has been the founder and Chief Investment Officer of Peak Capital Management, LLC since 1994. With over 20 years of portfolio management experience, he serves as the co-portfolio manager of Peak Capital Management, LLC's suite of strategies.
Clint Pekrul, CFA has been Chief Equity Strategist and Head of Research at Peak Capital Management, LLC since 2001. Mr. Pekrul is responsible for the development and implementation of the firm's quantitatively drive strategies. He has over 16 years of industry experience.
Scott Wetherington has been Chief Investment Officer at Cavalier Investments, LLC since 2016. He has over 25 years of investment management experience. Prior to joining Cavalier Investments, LLC, Scott served as a senior portfolio manager and chief investment strategist for Linder Capital Advisors from 2009 to 2016.
Sub-Advisor Compensation.  As compensation for the sub-advisory services it provides to the Fund, the Advisor pays the Sub-Advisor a portion of the management fees that the Advisor receives from the Fund.
You should read this Supplement in conjunction with the Fund's Prospectus and Statement of Additional Information, each dated February 12, 2018, as supplemented. These documents provide information that you should know about the Fund before investing and have been filed with the Securities and Exchange Commission. These documents are available upon request and without charge by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Fund toll-free at 1-800-773-3863.

Please retain this Supplement for future reference.

STARBOARD INVESTMENT TRUST

Cavalier Dynamic Growth Fund
Institutional Class Shares CDYGX
Class C Shares CADYX*
Class A Shares CDGAX
* Class C Shares were formerly known as the Advisor Class Shares

Supplement to the Statement of Additional Information

June 25, 2018
Effective June 7, 2018, Peak Capital Management, LLC became a sub-advisor to the Cavalier Dynamic Growth Fund (the "Fund").  The investment objective, principal investment strategies and principal risks of the Fund have not changed.
The following information replaces the section titled "Management and Other Service Providers –Portfolio Managers" on page 35 of the Statement of Additional Information with respect to the Cavalier Dynamic Growth Fund in its entirety:
Portfolio Managers. Brian Lockhart, Clint Pekrul, and Scott Wetherington are the portfolio managers for the Cavalier Dynamic Growth Fund.
Compensation.  Mr. Lockhart's and Mr. Pekrul's compensation consists of a fixed annual salary and a discretionary bonus. The bonus is not based on the investment performance of the Fund; it is based on distributing earnings after all expenses have been paid. Mr. Wetherington's compensation consists of a fixed annual salary and a discretionary bonus. The bonus is not based on the investment performance of the Fund.
Ownership of Fund Shares.  The following table shows the amount of the Fund's equity securities beneficially owned by the portfolio managers as of May 31, 2017 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; E = $100,001-$500,000; F = $500,001-$1,000,000; and G = over $1,000,000.
Name of Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund
Brian Lockhart*	Cavalier Dynamic Growth Fund	A
Clint Pekrul*	Cavalier Dynamic Growth Fund	A
Scott Wetherington	Cavalier Dynamic Growth Fund	A
*Information as of May 31, 2018
Other Accounts.  In addition to the Fund, some of the portfolio managers are responsible for the day-to-day management of certain other accounts.  The table below shows the number of, and total assets in, such other accounts as of the end of the Fund's fiscal year ended May 31, 2017.

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
All Accounts
Brian Lockhart*	0	$0	0	$0	18	$8,391,326.00
Clint Pekrul*	0	$0	0	$0	18	$8,391,326.00
Scott Wetherington	328	$44,317,000	0	$0	0	$0
Accounts with Performance-Based Advisory Fee
Brian Lockhart*	0	$0	0	$0	18	$8,391,326.00
Clint Pekrul*	0	$0	0	$0	18	$8,391,326.00
Scott Wetherington	0	$0	0	$0	0	$0
*Information as of May 31, 2018
You should read this Supplement in conjunction with the Fund's Prospectus and Statement of Additional Information, each dated February 12, 2018, as supplemented. These documents provide information that you should know about the Fund before investing and have been filed with the Securities and Exchange Commission. These documents are available upon request and without charge by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Fund toll-free at 1-800-773-3863.

Please retain this Supplement for future reference.

STARBOARD INVESTMENT TRUST

Cavalier Dynamic Growth Fund
Institutional Class Shares CDYGX
Class C Shares CADYX*
Class A Shares CDGAX
* Class C Shares were formerly known as the Advisor Class Shares

Supplement to the Summary Prospectus

June 25, 2018
Effective June 7, 2018, Peak Capital Management, LLC became a sub-advisor to the Cavalier Dynamic Growth Fund (the "Fund").  The investment objective, principal investment strategies and principal risks of the Fund have not changed.
The following information replaces the section titled "Management" on page 8 of the Summary Prospectus in its entirety:
MANAGEMENT
Investment Advisor. Cavalier Investments LLC serves as the Fund's investment advisor.
During part of the Fund's 2016 fiscal year, the Fund's investment adviser was FolioMetrix, LLC.
Investment Sub-Advisor:  Peak Capital Management, LLC serves as the Fund's investment sub-advisor.
Portfolio Managers:  The Fund's portfolio managers are Brian Lockhart and Clint Pekrul with Peak Capital Management, LLC and Scott Wetherington with Cavalier Investments.   Mr. Lockhart and Mr. Pekrul have provided services to the Fund since June 7, 2018 and Mr. Wetherington since December 20, 2017.
You should read this Supplement in conjunction with the Fund's Prospectus and Statement of Additional Information, each dated February 12, 2018, as supplemented. These documents provide information that you should know about the Fund before investing and have been filed with the Securities and Exchange Commission. These documents are available upon request and without charge by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Fund toll-free at 1-800-773-3863.

Please retain this Supplement for future reference.